Segment Information - Reconciliation of Segment Operating Revenues to Consolidation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 1,066	$ 1,272	$ 1,045	$ 722	$ 1,047	$ 224	$ 544	$ 803	$ 4,105	$ 2,618	$ 4,101
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									3,598	3,091	2,889
Operating Segments | Retirement Services
Segment Reporting Information [Line Items]
Total revenues									3,330	2,979	2,834
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Total revenues									268	112	55
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total revenues									507	(473)	1,212
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets									324	(390)	814
Investment gains (losses), net of offsets									164	(132)	299
VIE expenses and noncontrolling interest									13	33	79
Other adjustments to revenues									$ 6	$ 16	$ 20